Deferred Taxes - Schedule of Deferred Tax Assets and Liabilities (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Deferred Tax Assets And Liabilities [line items]
Unrecognized deferred tax assets and liabilities, net	€ 66,208	€ 61,300	€ 53,279	€ 48,839
Unrecognised Gross Deferred Tax assets/(liabilities)	66,208	61,300
Unrecognized Net Deferred Tax assets/(liabilities)	66,208	61,300
Intangible asset [member]
Disclosure of Deferred Tax Assets And Liabilities [line items]
Unrecognized deferred tax assets		0
Unrecognized deferred tax liabilities	(1,826)	(894)
Unrecognized deferred tax assets and liabilities, net	(1,826)	(894)
Tangible assets [member]
Disclosure of Deferred Tax Assets And Liabilities [line items]
Unrecognized deferred tax liabilities	(26)	(90)
Unrecognized deferred tax assets and liabilities, net	(26)	(90)
Deferred tax asset [member]
Disclosure of Deferred Tax Assets And Liabilities [line items]
Unrecognised Gross Deferred Tax assets/(liabilities)	68,405	62,758
Netting by tax entity	(2,174)	(1,365)
Unrecognized Net Deferred Tax assets/(liabilities)	66,231	61,393
Deferred tax liabilities [member]
Disclosure of Deferred Tax Assets And Liabilities [line items]
Unrecognised Gross Deferred Tax assets/(liabilities)	(2,197)	(1,458)
Netting by tax entity	2,174	1,365
Unrecognized Net Deferred Tax assets/(liabilities)	(23)	(93)
Contingent consideration liabilities [member]
Disclosure of Deferred Tax Assets And Liabilities [line items]
Unrecognized deferred tax assets	3,881	6,189
Unrecognized deferred tax assets and liabilities, net	3,881	6,189
RCA's [member]
Disclosure of Deferred Tax Assets And Liabilities [line items]
Unrecognized deferred tax assets	1,067	1,056
Unrecognized deferred tax assets and liabilities, net	1,067	1,056
Employee benefits liability [member]
Disclosure of Deferred Tax Assets And Liabilities [line items]
Unrecognized deferred tax assets	154	100
Unrecognized deferred tax assets and liabilities, net	154	100
Other temporary differences [member]
Disclosure of Deferred Tax Assets And Liabilities [line items]
Unrecognized deferred tax liabilities	(346)	(473)
Unrecognized deferred tax assets and liabilities, net	(346)	(473)
Tax Losses Carry forward [member]
Disclosure of Deferred Tax Assets And Liabilities [line items]
Unrecognized deferred tax assets	63,302	55,414
Unrecognized deferred tax assets and liabilities, net	€ 63,302	€ 55,414